OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION - Results by segment (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of operating segments [line items]
External revenue	$ 4,707.9	$ 4,282.8
Depreciation and amortization	414.7	374.8
Share of after-tax profit of equity accounted investees	88.3	72.2
Gross profit	1,300.1	1,154.5
Operating income (loss)	729.2	(185.4)
Civil Aviation
Disclosure of operating segments [line items]
External revenue	2,709.3	2,435.8
Defense and Security
Disclosure of operating segments [line items]
External revenue	1,998.6	1,847.0
Operating segments
Disclosure of operating segments [line items]
External revenue	4,707.9	4,282.8
Depreciation and amortization	414.7	368.7
Share of after-tax profit of equity accounted investees	88.3	72.2
Gross profit	1,300.1	1,154.5
Operating income (loss)	729.2	(185.4)
Adjusted segment operating income	732.0	549.7
Operating segments | Civil Aviation
Disclosure of operating segments [line items]
External revenue	2,709.3	2,435.8
Depreciation and amortization	312.4	272.0
Share of after-tax profit of equity accounted investees	68.3	60.8
Gross profit	883.6	867.8
Operating income (loss)	605.3	442.0
Adjusted segment operating income	581.5	548.9
Operating segments | Defense and Security
Disclosure of operating segments [line items]
External revenue	1,998.6	1,847.0
Depreciation and amortization	102.3	96.7
Share of after-tax profit of equity accounted investees	20.0	11.4
Gross profit	416.5	286.7
Operating income (loss)	123.9	(627.4)
Adjusted segment operating income	$ 150.5	$ 0.8